CALVERT VARIABLE SERIES INC | Calvert VP SRI Mid Cap Growth Portfolio
CALVERT VP SRI MID CAP PORTFOLIO*
INVESTMENT OBJECTIVE
The Portfolio seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.
The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CALVERT VARIABLE SERIES INC Calvert VP SRI Mid Cap Growth Portfolio Single Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	CALVERT VARIABLE SERIES INC Calvert VP SRI Mid Cap Growth Portfolio Single Class
Management Fees (as a percentage of Assets)	0.77%	[1]
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.97%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.
* Formerly named Calvert VP SRI Mid Cap Growth Portfolio
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CALVERT VARIABLE SERIES INC | Calvert VP SRI Mid Cap Growth Portfolio | Single Class | USD ($)	99	309	536	1,190

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Portfolio offers opportunities for long-term capital appreciation primarily by investing in the common stocks of U.S. mid-cap companies that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility investment factors. The Portfolio’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (ESG) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Portfolio’s risk profile relative to its benchmark, the Russell Midcap Index, and minimizing transaction costs. The Portfolio may sell a security when it no longer appears attractive under this process.
The Portfolio normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell Midcap Index ranged from $386 million to $30.5 billion with a weighted average level of $12.2 billion. Although primarily investing in mid-cap U.S. companies, the Portfolio may also invest in small-cap companies.
The Portfolio may also invest up to 25% of its net assets in foreign securities.
The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.
Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Portfolio may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Value Stock Risk. Value stocks may perform differently from the market as a whole, which may not recognize a stock's intrinsic value for an unexpectedly long time. In addition, there is a risk that the portfolio manager's calculation of the stock's underlying value will not be reflected in the market price.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in responsible investment carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment principles may affect the Portfolio’s exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Portfolio to temporarily hold securities that do not comply with the Portfolio’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Portfolio’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.
The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/2010	17.55%
Worst Quarter (of periods shown)	12/31/2008	-25.51%

Average Annual Total Returns (as of 12/31/15)
Average Annual Total Returns - CALVERT VARIABLE SERIES INC - Calvert VP SRI Mid Cap Growth Portfolio - Single Class	Label	1 Year	5 Years	10 Years
Before Taxes	Calvert VP SRI Mid Cap Portfolio	(3.28%)	10.16%	7.61%
Russell Midcap Growth Index (reflects no deduction for fees or expenses)	Russell Midcap Growth Index (reflects no deduction for fees or expenses)	(0.20%)	11.54%	8.16%
Lipper VA Mid-Cap Core Funds Average	Lipper VA Mid-Cap Core Funds Average	(0.30%)	9.93%	7.41%